Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Other Telecommunications Operators and Enterprise Customers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,502	¥ 21,489
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	25,936	26,181
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	(4,434)	(4,692)
Other telecommunications operators and enterprise customers [member]
Disclosure of financial assets [line items]
Accounts receivable	12,869	12,146
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	14,865	14,035
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	5,331	4,701
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,785	2,964
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	3,801	3,768
Other telecommunications operators and enterprise customers [member] | Cost/Deemed cost [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,948	2,602
Other telecommunications operators and enterprise customers [member] | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (1,996)	¥ (1,889)